Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 685	$ 720
PP&E	36,499	34,225	$ 25,411
ROU Assets	1,845	2,010	1,139
Goodwill	2,923	3,473	$ 2,272
Total Assets	55,869	54,104
Total Current Assets	12,430	11,988
Assets held for sale, included in total assets, divested	1,300
Canada
Disclosure Of Reportable Segments [Line Items]
Assets held for sale, included in total assets, divested	1,300
Oil Sands
Disclosure Of Reportable Segments [Line Items]
E&E Assets	674	653
PP&E	24,657	22,535
ROU Assets	638	754
Goodwill	2,923	3,473
Total Assets	32,248	31,070
Conventional
Disclosure Of Reportable Segments [Line Items]
E&E Assets	6	6
PP&E	2,020	2,174
ROU Assets	2	2
Goodwill	0	0
Total Assets	2,410	3,026
Offshore
Disclosure Of Reportable Segments [Line Items]
E&E Assets	5	61
PP&E	2,549	2,822
ROU Assets	152	160
Goodwill	0	0
Total Assets	3,339	3,597
Canadian Manufacturing
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	2,466	2,558
ROU Assets	252	388
Goodwill	0	0
Total Assets	3,172	3,884
U.S. Manufacturing
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	4,482	3,745
ROU Assets	329	252
Goodwill	0	0
Total Assets	8,324	7,509
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	325	391
ROU Assets	472	454
Goodwill	0	0
Total Assets	$ 6,376	$ 5,018